MARKETABLE SECURITIES (Details) - Marketable Securities (FVTOCI) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Marketable securities, beginning	$ 263,000	$ 184,000
Additions	3,402,000	2,479,000
Disposals	(432,000)	(2,322,000)
Loss recorded in other comprehensive income/(loss)	(845,000)	(78,000)
Marketable securities, ending balance	$ 2,388,000	$ 263,000